                               ING INVESTORS TRUST
            ING Goldman Sachs Tollkeeper(SM) Portfolio ("Portfolio")

                          Supplement dated June 1, 2006
                   to the Adviser Class, Institutional Class,
                 Service Class and Service 2 Class Prospectuses
                            each dated April 28, 2006

           IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT
                      STRATEGIES AND INVESTMENT SUB-ADVISER

     On May 25, 2006 the Board of Trustees of ING Investors Trust approved the appointment of a new sub-adviser for the Portfolio from Goldman Sachs Asset Management, L.P. ("GSAM") to ING Investment Management Co. ("ING IM") and recommended that a special meeting of shareholders be held to approve this change in the Portfolio's sub-adviser. The shareholder meeting is expected to take place during the third quarter of 2006. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the latter part of the second quarter of 2006. Upon shareholder approval, effective on or about August 7, 2006, ING IM will begin to manage the Portfolio under a new sub-advisory agreement with ING IM. Shareholders will be notified if the proposal is not approved.

     In connection with this sub-adviser change, the new name of the Portfolio will be "ING Global Technology Portfolio." Effective on or about August 7, 2006 all references to "ING Goldman Sachs Tollkeeper(SM) Portfolio," "Goldman Sachs Asset Management, L.P.," and "GSAM," with respect to this Portfolio only, are hereby deleted and replaced with "ING Global Technology Portfolio," "ING Investment Management Co.," and "ING IM," respectively.

     Upon shareholder approval, effective on or about August 7, 2006, the Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses are supplemented to reflect the new sub-adviser arrangement:

     1. The sub-sections entitled "Investment Objective," "Principal Investment Strategies" and "Principal Risks" under the section entitled "Description of the Portfolios - ING Goldman Sachs Tollkeeper(SM) Portfolio" beginning on page 20 of the Adviser Class Prospectus and beginning on page 19 of the Institutional Class, Service Class and Service 2 Class Prospectuses are hereby deleted in their entirety and replaced with the following, respectively:

          INVESTMENT OBJECTIVE

          Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

          PRINCIPAL INVESTMENT STRATEGIES

          The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes (measured at time of purchase), in companies whose primary business is the manufacturing of goods or provision of value-added services within or to the Information Technology industry, as well as to other related industries such as Telecommunications Services, Media and certain other companies whose businesses may fit such a description. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio invests in securities of issuers in a number of different countries, including the United States. Opportunistic investments may be placed in companies in the Biotechnology and Medical Devices industries if the Sub-Adviser believes a company has a promising product which can be brought to market profitably and with high barriers to competitive threat. The Portfolio may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing differentiated products and market-leading technologies.

          The Portfolio will invest in companies of all sizes, including small- and mid-capitalization companies, which tend to carry greater risk than larger capitalization companies. The Portfolio may also invest in securities convertible into or exercisable for stock (including preferred stocks, warrants and debentures), and certain options and financial futures contracts ("derivatives").

          PRINCIPAL RISKS

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                           INDUSTRY CONCENTRATION RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                        SMALL-CAPITALIZATION COMPANY RISK

     2. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the sub-section entitled "Description of the Portfolios - Performance" found on page 22 of the Adviser Class Prospectus, beginning on page 21 of the Institutional Class Prospectus, and on page 21 of the Service Class Prospectus and Service 2 Class Prospectus are deleted in their entirety and replaced with the following, respectively:

          ADVISER CLASS

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the NYSE Arca Tech 100 Index(SM) and the NASDAQ Composite Index(SM). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 Index(SM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market(R). The S&P 500(R) Index and the NYSE Arch Tech 100 Index(SM) are intended to be the comparative indices for the Portfolio. The S&P 500(R) Index and the NYSE Arca Tech 100 Index(SM) are more appropriate indices for use as comparative indices than the NASDAQ Composite Index(SM) since they more closely reflect the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                             1 YEAR        5 YEARS          10 YEARS
                                                      (OR LIFE OF CLASS)
CLASS S RETURN (ADJUSTED)                     1.55%        (5.98)%(1)          N/A
S&P  500(R) Index                             4.91%         1.70%(3)           N/A
NYSE Arca Tech 100 Index(SM)                  7.80%         2.10%(3)           N/A
NASDAQ Composite Index(SM)                    2.12%         1.40%(3)           N/A

     (1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.
     (2) ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.
     (3) The Index returns for Class S shares are for the period beginning May 1, 2001.

               INSTITUTIONAL CLASS

                    The table below provides some indication of the risks of
               investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the NYSE Arca Tech 100 Index(SM) and the NASDAQ Composite Index(SM). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 Index(SM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market(R). The S&P 500(R) Index and the NYSE Arch Tech 100 Index(SM) are intended to be the comparative indices for the Portfolio. The S&P 500(R) Index and the NYSE Arca Tech 100 Index(SM) are more appropriate indices for use as comparative indices than the NASDAQ Composite Index(SM) since they more closely reflect the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                             1 YEAR        5 YEARS          10 YEARS
                                                      (OR LIFE OF CLASS)
CLASS S RETURN                                1.91%        (5.64)%(1)          N/A
S&P 500(R) Index                              4.91%         1.70%(3)           N/A
NYSE Arca Tech 100 Index(SM)                  7.80%         2.10%(3)           N/A
NASDAQ Composite Index(SM)                    2.12%         1.40%(3)           N/A

     (1) Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

     (2) ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.
     (3) The Index returns for Class S shares are for the period beginning May 1, 2001.

               SERVICE CLASS

                    The table below provides some indication of the risks of
               investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the NYSE Arca Tech 100 Index(SM) and the NASDAQ Composite Index(SM). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 Index(SM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market(R). The S&P 500(R) Index and the NYSE Arch Tech 100 Index(SM) are intended to be the comparative indices for the Portfolio. The S&P 500(R) Index and the NYSE Arca Tech 100 Index(SM) are more appropriate indices for use as comparative indices than the NASDAQ Composite Index(SM) since they more closely reflect the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                             1 YEAR        5 YEARS          10 YEARS
                                                      (OR LIFE OF CLASS)
CLASS S RETURN                                1.91%        (5.64)%(1)          N/A
S&P 500(R) Index                              4.91%         1.70%(3)           N/A
NYSE Arca Tech 100 Index(SM)                  7.80%         2.10%(3)           N/A
NASDAQ Composite Index(SM)                    2.12%         1.40%(3)           N/A

     (1)  Class S shares commenced operations on May 1, 2001.
     (2) ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.
     (3)  The Index returns are for the period beginning May 1, 2001.

               SERVICE 2 CLASS

                    The table below provides some indication of the risks of
               investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the NYSE Arca Tech 100 Index(SM) and the NASDAQ Composite Index(SM). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 Index(SM) is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market(R). The S&P 500(R) Index and the NYSE Arch Tech 100

               Index(SM) are intended to be the comparative indices for the Portfolio. The S&P 500(R) Index and the NYSE Arca Tech 100 Index(SM) are more appropriate indices for use as comparative indices than the NASDAQ Composite Index(SM) since they more closely reflect the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                             1 YEAR        5 YEARS          10 YEARS
                                                      (OR LIFE OF CLASS)
SERVICE 2 CLASS RETURN                        1.78%        16.95%(1)           N/A
S&P 500(R) Index                              4.91%         1.70%(3)           N/A
NYSE Arca Tech 100 Index(SM)                  7.80%         2.10%(3)           N/A
NASDAQ Composite Index(SM)                    2.12%         1.40%(3)           N/A

CLASS S RETURN (ADJUSTED)                     1.76%        (5.79)%(1)          N/A
S&P 500(R) Index                              4.91%         1.70%(3)           N/A
NYSE Arca Tech 100 Index(SM)                  7.80%         2.10%(3)           N/A
NASDAQ Composite Index(SM)                    2.12%         1.40%(3)           N/A

     (1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.
     (2) ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.
     (3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The Index returns for the Class S shares are for the period beginning May 1, 2001.

     2. The sub-section entitled "More on the Portfolio Manager" under the section entitled "Description of the Portfolios - ING Goldman Sachs Tollkeeper(SM) Portfolio found on page 22 of the ADV Class Prospectus, page 22 of the Institutional Class Prospectus and page 21 of the Service Class and Service 2 Class Prospectuses is hereby deleted in its entirety and replaced with the following:

          MORE ON THE PORTFOLIO MANAGER

          ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

          Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

          As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

          The following individual is responsible for the day-to-day management of the Portfolio:

          NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
          Michael Pytosh           Mr. Pytosh, portfolio manager, has over 19 years of
                                   investment experience and joined ING IM in 2004. Mr.
                                   Pytosh has served as the Portfolio's portfolio manager
                                   since August of 2006. Prior to 2004, Mr.

                                   Pytosh was with Lincoln Equity Management, LLC since
                                   1996, where he started as a technology sector analyst
                                   and ultimately took on the role of the firm's
                                   president.

          The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

          Upon shareholder approval of the new sub-advisory arrangement, effective on or about August 7, 2006, the Portfolio's advisory fee will be reduced. The Prospectuses are amended as follows:

     3. The information relating to the Portfolio in the tables entitled "Annual Portfolio Operating Expenses," and the corresponding "Example" under the section entitled "Portfolio Fees and Expenses" on pages 65 and 66, respectively, of the Adviser Class Prospectus, pages 67 and 68, respectively, of the Institutional Class Prospectus, page 61 and beginning on page 62, respectively, of the Service Class Prospectus, and pages 66 and 67, respectively, of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

          ANNUAL PORTFOLIO OPERATING EXPENSES

          ADVISER CLASS

                                                                                     WAIVERS,
                            DISTRIBUTION                               TOTAL     REIMBURSEMENTS,
               MANAGEMENT     (12b-1)       SHAREHOLDER    OTHER     OPERATING         AND                NET
PORTFOLIO          FEE         FEE(2)      SERVICES FEE   EXPENSES    EXPENSES    RECOUPMENT(2)        EXPENSES
---------------------------------------------------------------------------------------------------------------
ING Global
Technology
Portfolio(3)         1.25%          0.50%          0.25%      0.01%       2.01%            (0.36)%(7)      1.65%

          INSTITUTIONAL CLASS


                                                                                    WAIVERS,
                                           DISTRIBUTION                TOTAL     REIMBURSEMENTS,
                             MANAGEMENT      (12b-1)       OTHER     OPERATING         AND                NET
PORTFOLIO                        FEE           FEE        EXPENSES    EXPENSES      RECOUPMENT         EXPENSES
---------------------------------------------------------------------------------------------------------------
ING Global Technology
Portfolio(2)                        1.25%            --       0.01%       1.26%            (0.21)%(6)      1.05%

          SERVICE CLASS

                                                                                     WAIVERS,
                            DISTRIBUTION                               TOTAL     REIMBURSEMENTS,
               MANAGEMENT     (12b-1)       SHAREHOLDER    OTHER     OPERATING         AND                NET
PORTFOLIO          FEE          FEE        SERVICES FEE   EXPENSES    EXPENSES     RECOUPMENT          EXPENSES
---------------------------------------------------------------------------------------------------------------
ING Global
Technology
Portfolio(2)         1.25%            --           0.25%      0.01%       1.51%            (0.21)%(6)      1.30%

          SERVICE 2 CLASS

                                                                                     WAIVERS,
                            DISTRIBUTION                               TOTAL     REIMBURSEMENTS,
               MANAGEMENT     (12b-1)       SHAREHOLDER    OTHER     OPERATING         AND                NET
PORTFOLIO          FEE         FEE(2)      SERVICES FEE   EXPENSES    EXPENSES    RECOUPMENT(2)        EXPENSES
---------------------------------------------------------------------------------------------------------------
ING Global
Technology
Portfolio(3)         1.25%          0.25%          0.25%      0.01%       1.76%            (0.31)%(7)      1.45%

     EXAMPLE

     ADVISER CLASS

                                                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ----------------------------------------------------------------------------------------
     ING Global Technology Portfolio(1)             $    168   $    596   $  1,050   $  2,309

     INSTITUTIONAL CLASS

                                                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ----------------------------------------------------------------------------------------
     ING Global Technology Portfolio(1)             $    107   $    379   $    671   $  1,504

     SERVICE CLASS

                                                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ----------------------------------------------------------------------------------------
     ING Global Technology Portfolio(1)             $    132   $    457   $    804   $  1,784

     SERVICE 2 CLASS

                                                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ----------------------------------------------------------------------------------------
     ING Global Technology Portfolio(1)             $    148   $    524   $    925   $  2,048

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
            ING Goldman Sachs Tollkeeper(SM) Portfolio ("Portfolio")

                          Supplement dated June 1, 2006
        to the Adviser Class Statement of Additional Information ("SAI")
      and the Institutional Class, Service Class, and Service 2 Class SAI,
                            each dated April 28, 2006

   IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES AND
                             INVESTMENT SUB-ADVISER

     On May 25, 2006 the Board of Trustees of ING Investors Trust approved the appointment of a new sub-adviser for the Portfolio from Goldman Sachs Asset Management, L.P. ("GSAM") to ING Investment Management Co. ("ING IM") and recommended that a special meeting of shareholders be held to approve this change in the Portfolio's sub-adviser. The shareholder meeting is expected to take place during the third quarter of 2006. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the latter part of the second quarter of 2006. Upon shareholder approval, effective on or about August 7, 2006, ING IM will begin to manage the Portfolio under a new sub-advisory agreement with ING IM. Shareholders will be notified if the proposal is not approved.

     In connection with this sub-adviser change, the new name of the Portfolio will be "ING Global Technology Portfolio." Effective on or about August 7, 2006, all references to "ING Goldman Sachs Tollkeeper(SM) Portfolio," "Goldman Sachs Asset Management, L.P.," and "GSAM," with respect to this Portfolio only, are hereby deleted and replaced with "ING Global Technology Portfolio," "ING Investment Management Co.," and "ING IM," respectively.

     Upon shareholder approval, effective August 7, 2006, the Adviser Class SAI and the Institutional Class, Service Class, and Service 2 Class SAI are each supplemented to reflect the new sub-advisory arrangement, respectively:

1. The sub-section entitled "Non-Fundamental Investment Policies - Goldman Sachs Tollkeeper(SM)" under the section entitled "Investment Restrictions" found on page 73 of the Adviser Class SAI and on page 64 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

     GLOBAL TECHNOLOGY

     The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes (measured at time of purchase), in companies whose primary business is the manufacturing of goods or provision of value-added services within or to the Information Technology industry, as well as to other related industries such as Telecommunications Services, Media and certain other companies whose businesses may fit such a description.

2. The advisory fee for the Portfolio has been decreased. Therefore, the information relating to "ING Goldman Sachs Tollkeeper(SM) Portfolio" in the table under the sub-section entitled "Advisory Fees," in the section entitled "Advisers," as well as "footnote 1" to the table, found on pages 101 and 104, respectively, of the Adviser Class SAI and pages 104 and 107, respectively, of the Institutional Class, Service Class and Service 2 Class SAI, are deleted in their entirety and replaced with the following:

     PORTFOLIO                                               ANNUAL ADVISORY FEE
     --------------------------------------------------------------------------------------------------------
     ING Global                1.25% on the first $1 billion of the Portfolio's average daily net assets; and
     Technology Portfolio(1)   1.15% of the Portfolio's average daily net assets in excess of $1 billion.

          (1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio. As of August 7, 2006, ING Goldman Sachs Tollkeeper(SM) Portfolio is known as ING Global Technology Portfolio.

3. The information relating to "ING Goldman Sachs Tollkeeper(SM) Portfolio" in the table under the sub-section entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers," found on page 107 of the Adviser Class SAI and page 110 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted in its entirety.

4. The following information is inserted into the table under the sub-section entitled "Sub-Advisory Fees - ING Investment Management Co." in the section entitled "Sub-Advisers," found on page 107 of the Adviser Class SAI and page 110 of the Institutional Class, Service Class and Service 2 Class SAI, following the information relating to "ING Global Resources:"

            SUB-ADVISER                           PORTFOLIO                               SUB-ADVISORY FEE
   --------------------------------------------------------------------------------------------------------------------
   ING Investment Management Co.    ING Global Technology Portfolio(1)(15)    0.5625% of the first $1 billion of the
                                                                              Portfolio's average daily net assets; and
                                                                              0.5175% of the Portfolio's average daily
                                                                              net assets in excess of $1 billion.

     With regard to the footnotes which follow the table under the section entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" beginning on page 110 of the Adviser Class SAI and page 115 of the Institutional Class, Service Class and Service 2 Class SAI, "footnote 1" is hereby deleted in its entirety and replaced with "footnote 1" below and "footnote 15" below is hereby added to the footnotes following the table:

     (1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio. As of August 7, 2006, ING Goldman Sachs Tollkeeper(SM) Portfolio is known as ING Global Technology Portfolio.

     (15) As of August 7, 2006, ING Investment Management Co. serves as Sub-Adviser to the Portfolio. Goldman Sachs Asset Management, L.P. served as Sub-Adviser to the Portfolio from May 1, 2001 to August 6, 2006.

5. The section entitled "Other Information About Portfolio Managers - ING Goldman Sachs Tollkeeper(SM) Portfolio" beginning on page 137 of the Adviser Class SAI, and on page 140 of the Institutional Class, Service Class and Service 2 Class SAI, is hereby deleted in its entirety and replaced with the following:

     ING GLOBAL TECHNOLOGY PORTFOLIO

     OTHER MANAGED ACCOUNTS

          The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:

                  REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                  COMPANIES                  VEHICLES                   OTHER ACCOUNTS
                  ------------------------------------------------------------------------------
  PORTFOLIO       NUMBER OF  TOTAL ASSETS    NUMBER OF  TOTAL ASSETS    NUMBER OF  TOTAL ASSETS
  MANAGER         ACCOUNTS   (IN BILLIONS)   ACCOUNTS   (IN BILLIONS)   ACCOUNTS   (IN BILLIONS)
------------------------------------------------------------------------------------------------
Michael Pytosh    0          N/A             0          N/A             0          N/A

POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) fixed base salary and (b) bonus, which is based on ING IM performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Group.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Standard & Poor's 500(R) Composite Stock Price Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

    Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Michael Pytosh                              None

6. The information relating to "ING Goldman Sachs Tollkeeper(SM) Portfolio" in the table under the section entitled "Expense Limitation Agreement" found on page 194 of the Adviser Class SAI and page 200 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following, respectively:

     ADVISER CLASS

                         PORTFOLIO                         ADV CLASS
              ------------------------------------------------------
              ING Global Technology Portfolio                1.65%

     INSTITUTIONAL CLASS, SERVICE CLASS AND SERVICE 2 CLASS

                   PORTFOLIO                           SERVICE 2 CLASS         CLASS I          SERVICE CLASS
        -----------------------------------------------------------------------------------------------------
        ING Global Technology Portfolio                     1.45%               1.05%               1.30%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE